Cash and cash equivalents (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Cash and Cash Equivalents [Line Items]
Cash	$ 97,228	$ 106,203	$ 12,712
Overnight deposits	471,054	1,978,738	462,873
Bank balances	45,389,589	41,519,788	42,370,367
Time deposits	4,804,224	14,955,778	32,639,373
Investments in mutual funds	16,586,749	24,772	0
Securities purchased under resale agreements	102,695,758	75,447,904	117,068,914
Total	$ 170,044,602	$ 134,033,183	$ 192,554,239	$ 214,774,876